    As filed with the Securities and Exchange Commission on August 15, 2007

                                                 File Nos. 333-47016; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


  Registration Statement Under The Securities Act
                      of 1933                                               [X]
                          Pre-Effective Amendment
                          No.                                               [_]
                          Post-Effective
                          Amendment No. 29                                  [X]

                      and/or

    Registration Statement Under the Investment
                Company Act of 1940                                         [X]
                 Amendment No. 78                                           [X]
         (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on August 27, 2007, pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:


[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                      SUPPLEMENT DATED AUGUST 27, 2007 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR


         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.



Two New Subaccounts


Effective August 27, 2007, two new Subaccounts will be available under the contract. The respective Subaccounts will invest in two new Portfolios, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares. Accordingly, the table in the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:


                   Subaccount Investing In                 Investment Objective                   Adviser
                   -----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Balanced     Seeks to maximize total return         Alliance Capital
VARIABLE PRODUCTS  Wealth Strategies Portfolio -- consistent with the adviser's          Management, L.P.
SERIES FUND, INC.  Class B                        determination of reasonable risk
                   -----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Templeton VIP         The fund's principal investment goal   Franklin Templeton
VARIABLE INSURANCE Founding Funds Allocation      is capital appreciation. Its secondary Services, LLC (the fund's
PRODUCTS TRUST     Fund -- Class 2 Shares/1/      goal is income.                        administrator)
                   -----------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

In addition, the following disclosure is added after the table in the "Subaccounts" section of your contract prospectus:

       Information about the Franklin Templeton VIP Founding Funds Allocation Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Fund seeks to maintain equal investments in each of the three underlying funds.

       The investment results of the underlying funds will vary. Because of this, the Fund's administrator, Franklin Templeton Services, LLC, will monitor the Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

       The Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Fund's average daily net assets for its services, including the monitoring of the Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Fund's investment in the underlying funds.

       Because the Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

       More information about the Fund and the underlying funds, including information about the fees and expenses of the Fund and the underlying funds, can be found in the prospectus for the Fund.


Finally, these two new Subaccounts will also be available as Designated Subaccounts under the Investment Strategy for Lifetime Income Plus 2007, Lifetime Income Plus, Payment Optimizer Plus and Principal Protection Advantage. The list of Designated Subaccounts in the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders," "Payment Optimizer Plus" and "Principal Protection Advantage" sections of your contract prospectus is revised accordingly.

   Part A and Part B of Post-Effective Amendment No. 28 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 25, 2007, are incorporated by reference into this Post-Effective Amendment No. 29 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
           Previously filed on September 10, 1997 with initial filing to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-39955.

 (1)(b)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name of GE Capital Life
           Assurance Company of New York to Genworth Life Insurance Company of
           New York. Previously filed on January 3, 2006 with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life of New York VA
           Separate Account 1, Registration No. 333-47016.

 (1)(c)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name GE Capital Life
           Separate Account II to Genworth Life of New York VA Separate Account
           1. Previously filed on January 3, 2006 with Post-Effective Amendment
           No. 22 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (2)       Not Applicable.

 (3)       Underwriting Agreement between GE Capital Life and Capital Brokerage
           Corporation. Previously filed on May 13, 1998 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

 (3)(i)    Dealer Sales Agreement. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

 (4)(i)    Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with
           Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

 (4)(ii)   Endorsements to Policy.

    (a)    Guarantee Account Rider NY4066. Previously filed on September 10,
           1997 with initial filing to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

    (a)(i) Guarantee Account Endorsement NY5265 6/03. Previously filed on August
           27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-47016.

    (b) Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

    (c)    Pension Endorsement NY5067. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.


    (d)    Individual Retirement Annuity Endorsement NY5069. Previously filed on
           May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-39955.

    (e) 403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

    (f)    Optional Death Benefit Rider NY5071. Previously filed on March 1,
           2000 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-39955.

    (g)    Roth IRA Annuity Endorsement NY5134. Previously filed on November 2,
           2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.

    (h)    Death Benefit available at Death of Any Annuitant Endorsement
           NY5155 12/00. Previously filed on September 13, 2002 with
           Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (i)    Enhanced Payment Rider NY5136 11/00. Previously filed on September
           13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-47016.

    (j)    Payment Protection Rider. Previously filed on May 17, 2005 with
           Post-Effective Amendment No. 20 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (k)    Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
           Previously filed on September 1, 2006 with Post-Effective Amendment
           No. 25 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

    (l)    Payment Protection Variable Annuity Rider. Previously filed on
           October 20, 2006 with Post-Effective Amendment No. 26 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

    (m) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (5)       Form of Application. Previously filed on October 20, 2006 with
           Post-Effective Amendment No. 26 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (6)(a)    Amended and Restated Articles of Incorporation of Genworth Life
           Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

 (6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to
           Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-47016.

 (7)       Reinsurance Agreement. Previously filed on April 30, 2004 with Post
           Effective Amendment No. 16 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-47016.

 (8)(a)    Fund Participation Agreement between J.P. Morgan Series Trust II and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(a)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and JP Morgan Series Trust II.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(b) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.


 (8)(c)      Participation Agreement between GE Investments Funds, Inc. and
             Genworth Life Insurance Company of New York. Previously filed on
             September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration No.
             333-47016.

 (8)(d)      Fund Participation Agreement between Janus Aspen Series and GE
             Capital Life Assurance Company of New York. Previously filed on April
             28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
             Capital Life Separate Account II, Registration No. 333-97085.

 (8)(e)      Form of Participation Agreement regarding Oppenheimer Variable
             Account Funds. Previously filed on May 1, 2002 with Post-Effective
             Amendment 5 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-47016.

 (8)(f)      Reserved.

 (8)(g)      Form of Participation Agreement regarding Variable Insurance Products
             Fund. Previously filed on May 13, 1998 with Pre-Effective Amendment
             No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

 (8)(g)(i)   Form of Participation Agreement regarding Variable Insurance Products
             Fund II. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

 (8)(g)(ii)  Form of Participation Agreement regarding Variable Insurance Products
             Fund III. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

 (8)(g)(iii) Amendment to Participation Agreement between Variable Insurance
             Products Fund III and GE Capital Life Assurance Company of New York.
             Previously filed on May 1, 2002 with Post-Effective Amendment 5 to
             Form N-4 for GE Capital Life Separate Account II, Registration No.
             333-47016.

 (8)(h)      Form of Participation Agreement regarding Goldman Sachs Variable
             Insurance Trust. Previously filed on April 28, 2005 with
             Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (8)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-47016.

 (8)(j) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(j)(i)   Amendment to Fund Participation Agreement between Genworth Life
             Insurance Company of New York and AIM Variable Insurance Funds.
             Previously filed on April 25, 2007 with Post-Effective Amendment
             No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-47016.

 (8)(k)      Form of Participation Agreement between Alliance Variable Series and
             GE Capital Life Assurance Company of New York. Previously filed on
             April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
             GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(k)(i)   Amendment to Fund Participation Agreement between Genworth Life
             Insurance Company of New York and AllianceBernstein Variable Products
             Series Fund, Inc. Previously filed on April 25, 2007 with
             Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
             York VA Separate Account 1, Registration No. 333-47016.

 (8)(l) Fund Participation Agreement between Genworth Life Insurance Company of New York and Dreyfus. Previously filed on April 25, 2007 with
             Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
             York VA Separate Account 1, Registration No. 333-47016.


 (8)(m) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(n)    Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(n)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and PIMCO Variable Insurance Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(o)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(p)    [Reserved.]

 (8)(q)    Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(r) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 18 to Form N-4 for GE Capital Life Separate Account II, SEC File No. 333-47016.

 (8)(s)    Form of Fund Participation Agreement between American Century
           Investment Services, Inc. and GE Capital Life Assurance Company of
           New York regarding American Century Variable Portfolios II, Inc.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(t)    Fund Participation Agreement between Eaton Vance Variable Trust and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(t)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life Insurance Company of New York and
           Capital Brokerage Corporation. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

 (8)(v) Fund Participation Agreement between Nations Separate Account Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.


 (8)(w)    Fund Participation Agreement between The Prudential Series Fund, Inc.
           and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(x)    Fund Participation Agreement between Scudder Variable Series II and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(x)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and DWS Variable Series II. Previously filed on April 25,
           2007 with Post-Effective Amendment No. 28 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-47016.

 (8)(y) Fund Participation Agreement between Van Kampen Life Investment Trust and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(z)    Fund Participation Agreement between American Century Investment
           Services, Inc. and GE Capital Life Assurance Company of New York regarding American Century Variable Portfolios, Inc. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(aa)   Fund Participation Agreement between JPMorgan Insurance Trust and
           Genworth Life Insurance Company of New York. Previously filed on
           April 24, 2006 with Post Effective Amendment No. 24 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(bb) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(cc) Fund Participation Agreement between Genworth Life Insurance Company of New York and XTF Advisors Trust. Previously filed on April 25,
           2007 with Post-Effective Amendment No. 28 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-47016.

 (9)       Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
           Insurance Company of New York. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

(10)       Consent of KPMG LLP. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor


        Name                    Address                        Position with Company
        ----                    -------                        ---------------------
David J. Sloane...... 666 Third Avenue, 9th Floor Director, Chairperson of the Board, President
                      New York, New York 10017    and Chief Executive Officer
James D. Atkins...... 700 Main Street             Director and Senior Vice President
                      Lynchburg, Virginia 24504
Marshal S. Belkin.... 345 Kear Street             Director
                      Yorktown Heights,
                      New York 10598
Ward E. Bobitz....... 6620 West Broad Street      Director, Vice President and Assistant Secretary
                      Richmond, Virginia 23230
Richard I. Byer...... 11 Westwind Road            Director
                      Yonkers, NY 10710
Kelly L. Groh........ 6610 West Broad Street      Director
                      Richmond, Virginia 23230
Paul A. Haley........ 6610 West Broad Street      Director, Senior Vice President and Chief
                      Richmond, Virginia 23230    Actuary
Jerry S. Handler..... 151 West 40th Street        Director
                      New York, New York 10018
Isidore Sapir........ 449 Golden River Drive      Director
                      Golden Lakes Village
                      West Palm Beach, Florida
                      33411
Pamela S. Schutz..... 6610 West Broad Street      Director and Executive Vice President
                      Richmond, Virginia 23230
Geoffrey S. Stiff.... 6610 West Broad Street      Director and Senior Vice President
                      Richmond, Virginia 23230
Thomas M. Stinson.... 6630 West Broad Street      Director and President, Long Term Care
                      Richmond, Virginia 23230    Division
John G. Apostle, II.. 6610 West Broad Street      Chief Compliance Officer -- Registered
                      Richmond, Virginia 23230    Separate Accounts
Thomas E. Duffy...... 6610 West Broad Street      Senior Vice President, General Counsel and
                      Richmond, Virginia 23230    Secretary
Dennis R. Vigneau.... 6610 West Broad Street      Senior Vice President and Chief Financial
                      Richmond, Virginia 23230    Officer
Mark W. Griffin...... 3003 Summer Street          Senior Vice President and Chief Investment
                      Stamford, Connecticut 06904 Officer
John Connolly........ 6620 West Broad Street      Senior Vice President, Long Term Care Division
                      Richmond, Virginia 23059
Elena K. Edwards..... 700 Main Street             Senior Vice President
                      Lynchburg, Virginia 24504
William C. Goings, II 700 Main Street             Senior Vice President
                      Lynchburg, Virginia 24504
Patrick B. Kelleher.. 6620 West Broad Street      Senior Vice President
                      Richmond, Virginia 23059
Scott J. McKay....... 6620 West Broad Street      Senior Vice President
                      Richmond, Virginia 23059
Victor C. Moses...... 601 Union Street            Senior Vice President
                      Suite 2200
                      Seattle, Washington 98101
Leon E. Roday........ 6620 West Broad Street      Senior Vice President
                      Richmond, Virginia 23059

      Name                Address                     Position with Company
      ----                -------                     ---------------------
James H. Reinhart 6610 West Broad Street   Senior Vice President
                  Richmond, Virginia 23230
Heather C. Harker 6610 West Broad Street   Vice President and Associate General Counsel
                  Richmond, Virginia 23230
Jac J. Amerell... 6610 West Broad Street   Vice President and Controller
                  Richmond, Virginia 23230
Gary T. Prizzia.. 6620 West Broad Street   Treasurer
                  Richmond, Virginia 23230
Matthew P. Sharpe 6610 West Broad Street   Vice President
                  Richmond, Virginia 23230


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 1,963 owners of Qualified Contracts and 1,363 owners of Non-Qualified Contracts as of July 17, 2007.


Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)  Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VL Separate Account 1.

   (b)


       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Christopher J. Grady 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.        Senior Vice President
                     Richmond, VA 23230
Victor C. Moses..... 601 Union Street,        Senior Vice President
                     Suite 2200
                     Seattle, WA 98101
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                     Richmond, VA 23230       Officer
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
Dennis R. Vigneau... 6610 W. Broad Street     Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
Michelle L. Trampe.. 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
David A. Schenck.... 6610 W. Broad St.        Vice President and Assistant Treasurer
                     Richmond, VA 23230
John E. Karaffa..... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
Scott R. Lindquist.. 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.        Financial & Operations Principal
                     Richmond, VA 23230
Thomas E. Duffy..... 6610 W. Broad St.        Secretary
                     Richmond, VA 23230

   (c)

                                    (2)
                              Net Underwriting       (3)           (4)
             (1)               Discounts and   Compensation on  Brokerage      (5)
Name of Principal Underwriter   Commissions      Redemption    Commissions Compensation
----------------------------- ---------------- --------------- ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     11.0%    $8.7 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 15th day of August, 2007.



                                              GENWORTH LIFE OF NEW YORK VA
                                                SEPARATE ACCOUNT 1
                                              (Registrant)

                                              By:    /s/  MATTHEW P. SHARPE
                                                  -----------------------------
                                                        Matthew P. Sharpe
                                                         Vice President



                                              By: GENWORTH LIFE INSURANCE
                                                    COMPANY OF NEW YORK
                                                  (Depositor)

                                              By:    /S/  MATTHEW P. SHARPE
                                                  -----------------------------
                                                        Matthew P. Sharpe
                                                         Vice President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            Signature                    Title                   Date
            ---------                    -----                   ----

      /s/  DAVID J. SLOANE*  DIRECTOR, CHAIRPERSON OF THE   August 15, 2007
     -----------------------   BOARD AND CHIEF EXECUTIVE
         David J. Sloane       OFFICER

     /s/  MARSHAL S. BELKIN* DIRECTOR                       August 15, 2007
     -----------------------
        Marshal S. Belkin

      /s/  WARD E. BOBITZ*   DIRECTOR, VICE PRESIDENT AND   August 15, 2007
     -----------------------   ASSISTANT SECRETARY
         Ward E. Bobitz

      /s/  RICHARD I. BYER*  DIRECTOR                       August 15, 2007
     -----------------------
         Richard I. Byer

       /s/  KELLY L. GROH*   DIRECTOR                       August 15, 2007
     -----------------------
          Kelly L. Groh

       /s/  PAUL A. HALEY    DIRECTOR, SENIOR VICE          August 15, 2007
     -----------------------   PRESIDENT AND CHIEF ACTUARY
          Paul A. Haley

     /s/  JERRY S. HANDLER*  DIRECTOR                       August 15, 2007
     -----------------------
        Jerry S. Handler

           Signature                      Title                   Date
           ---------                      -----                   ----

      /s/  ISIDORE SAPIR*     DIRECTOR                       August 15, 2007
   --------------------------
         Isidore Sapir

     /s/  PAMELA S. SCHUTZ*   DIRECTOR AND EXECUTIVE VICE    August 15, 2007
   --------------------------   PRESIDENT
        Pamela S. Schutz

    /s/  GEOFFREY S. STIFF*   DIRECTOR AND SENIOR VICE       August 15, 2007
   --------------------------   PRESIDENT
       Geoffrey S. Stiff

    /s/  THOMAS M. STINSON*   DIRECTOR AND PRESIDENT, LONG   August 15, 2007
   --------------------------   TERM CARE DIVISION
       Thomas M. Stinson

     /s/  JAMES D. ATKINS*    DIRECTOR AND SENIOR VICE       August 15, 2007
   --------------------------   PRESIDENT
        James D. Atkins

   /s/  J. DENNIS R. VIGNEAU* SENIOR VICE PRESIDENT AND      August 15, 2007
   --------------------------   CHIEF FINANCIAL OFFICER
       Dennis R. Vigneau

      /s/  JAC J. AMERELL*    VICE PRESIDENT AND CONTROLLER  August 15, 2007
   --------------------------
         Jac J. Amerell



*By: /s/  MATTHEW P. SHARPE  , pursuant to Power of         August 15, 2007
     ----------------------    Attorney executed on July
       Matthew P. Sharpe       18, 2007.